Property and Equipment - Additional Information (Detail) - JPY (¥)	Dec. 31, 2017	Dec. 31, 2016
Gross carrying amount [member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Recognised finance lease as assets